Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Non-Cash Investing and Financing Activities

Non-cash investing and financing activities:

	Six Months Ended
	2025	2024
Reallocation of opening deficit to reserve	€-	€-
Recognition of right-of-use assets from lease modification	€42,644	€41,946
Derecognition of right-of-use assets	€4,164	€-